UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lampe, Conway & Co. LLC

Address:  680 Fifth Avenue
          12th Floor
          New York, New York  10019

13F File Number: 28-12129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard F. Conway
Title:    Managing Member
Phone:    (212) 581-8989


Signature, Place and Date of Signing:

/s/ Richard F. Conway           New York, New York               May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  22


Form 13F Information Table Value Total: $42,913
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number          Name

1.       28-12130                      LC Capital Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2009


COLUMN 1                      COLUMN 2          COLUMN  3   COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000) PRN AMT    PRN CALL DISCRETION    MANAGERS  SOLE    SHARED NONE
--------------                --------------    -----       -------- -------    --- ---- ----------    --------  ----    ------ ----
AMBASSADORS INTL INC          NOTE 3.750% 4/1   023178AA4   1,365     4,550,000 SH       SHARED-DEFINED          4,550,000
ARBINET THEXCHANGE INC        COM               03875P100   3,421     2,138,303 SH       SHARED-DEFINED          2,138,303
CADIZ INC                     COM NEW           127537207   4,794       600,852 SH       SHARED-DEFINED            600,852
CITADEL BROADCASTING CORP     COM               17285T106     286     4,345,396 SH       SHARED-DEFINED          4,345,396
COMSYS IT PARTNERS INC        COM               20581E104     874       395,670 SH       SHARED-DEFINED            395,670
DDI CORP                      COM 0.0001 NEW    233162502      15        47,922 SH       SHARED-DEFINED             47,922
DAYSTAR TECHNOLOGIES INC      COM               23962Q100   5,032     4,575,183 SH       SHARED-DEFINED          4,575,183
FIBERTOWER CORP               NOTE 9.000%11/1   31567RAC4   7,475        21,358 SH       SHARED-DEFINED             21,358
IBASIS INC                    COM NEW           450732201   1,290     1,925,754 SH       SHARED-DEFINED          1,925,754
KEMET CORP                    COM               488360108   1,180     6,560,000 SH       SHARED-DEFINED          6,560,000
MERIX CORP                    NOTE 4.000% 5/1   590049AB8   3,200    10,000,000 SH       SHARED-DEFINED         10,000,000
MESA AIR GROUP INC            NOTE 2/1          590479AD3   2,856    14,280,000 SH       SHARED-DEFINED         14,280,000
MESA AIR GROUP INC            COM               590479101   3,477    27,384,000 SH       SHARED-DEFINED         27,384,000
NEW GENERATION BIOFUELS HLDG  COM               644461105     698       862,172 SH       SHARED-DEFINED            862,172
PARTICLE DRILLING TECHNOLOGI  COM               70212G101     931     5,713,679 SH       SHARED-DEFINED          5,713,679
QUADRAMED CORP                COM NEW           74730W507   1,801       298,335 SH       SHARED-DEFINED            298,335
SILICON GRAPHICS INC          COM NEW           827056300     597     1,195,881 SH       SHARED-DEFINED          1,195,881
SPECTRUM BRANDS INC           COM               84762L105      36       279,649 SH       SHARED-DEFINED            279,649
STAR SCIENTIFIC INC           COM               85517P101   1,941       453,526 SH       SHARED-DEFINED            453,526
TERRESTAR CORP                COM               881451108     590     1,059,534 SH       SHARED-DEFINED          1,059,534
THERMADYNE HLDGS CORP NEW     COM PAR $0.01     883435307     401       189,277 SH       SHARED-DEFINED            189,277
EVOLVING SYS INC              COM               30049R100     653       816,763 SH       SHARED-DEFINED            816,763





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